Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2020	2021
	$	$
At cost:
Computer and network equipment	1,350	1,531
Office equipment	905	1,121
Motor vehicles	186	185
Production equipment	-	312
	2,441	3,149
Less: accumulated depreciation	(2,289)	(2,416)

	152	733

Schedule of depreciation expense
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Cost of revenues	46	-	-
Sales and marketing expenses	1	1	-
General and administrative expenses	53	13	53
Research and development expenses	75	65	70

	175	79	123